SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Net income (loss)	$ 2,429	$ (1,493)	$ 6,205	$ (1,650)
Revenue	18,286	12,829	34,696	29,415
FFO from equity accounted investments	816	622	1,772	1,348
Interest expense	(1,831)	(1,715)	(3,661)	(3,567)
Current income taxes	(246)	(101)	(601)	(297)
Funds from operations	1,600	1,161	4,421	2,045
Equity	125,937	111,066	125,937	111,066	$ 122,642
Equity accounted investments	43,315		43,315		41,327
Additions to non-current assets1	8,550	3,117	17,640	8,393
Deferred income taxes	301	(96)	490	72
Tax expense (income)	547	5	1,091	369
Realized disposition gains in fair value changes or equity	488	469	2,212	562
Non-controlling interests in FFO	3,140	1,501	5,712	3,482
Equity Accounted Fair Value Changes And Other Non Funds From Operations	328	1,253	616	2,191
Fair value changes	377	(1,153)	2,471	(1,567)
Depreciation and amortisation expense	$ 1,571	$ 1,376	$ 3,081	$ 2,785
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	62.00%	62.00%	62.00%	62.00%
Basis of Calculation		100.00%	100.00%	100.00%
Asset management
Disclosure of operating segments [line items]
Revenue	$ 91	$ 55	$ 168	$ 116
FFO from equity accounted investments	74	67	311	119
Current income taxes	0	0	0	0
Funds from operations	688	355	1,324	735
Equity accounted investments	4,495		4,495		4,530
Additions to non-current assets1	0	64	0	64
Real Estate
Disclosure of operating segments [line items]
Revenue	2,226	1,848	4,320	4,463
FFO from equity accounted investments	182	186	335	417
Current income taxes	0	0	32	15
Funds from operations	189	89	439	308
Equity accounted investments	22,019		22,019		21,024
Additions to non-current assets1	6,462	1,963	9,652	3,877
Renewable Power
Disclosure of operating segments [line items]
Revenue	1,279	1,035	2,368	2,065
FFO from equity accounted investments	52	6	77	15
Current income taxes	(22)	(4)	38	16
Funds from operations	88	566	911	632
Equity accounted investments	1,612		1,612		1,444
Additions to non-current assets1	300	341	3,248	1,195
Infrastructure
Disclosure of operating segments [line items]
Revenue	2,853	2,096	5,616	4,369
FFO from equity accounted investments	401	284	828	619
Current income taxes	(93)	57	190	116
Funds from operations	317	84	447	221
Equity accounted investments	10,171		10,171		10,530
Additions to non-current assets1	514	418	1,342	809
Private Equity
Disclosure of operating segments [line items]
Revenue	11,134	7,247	20,846	17,339
FFO from equity accounted investments	86	80	173	196
Current income taxes	(119)	23	312	98
Funds from operations	337	137	1,329	302
Equity accounted investments	3,012		3,012		2,623
Additions to non-current assets1	410	311	2,461	2,330
Residential Development
Disclosure of operating segments [line items]
Revenue	609	447	1,198	855
FFO from equity accounted investments	13	4	25	6
Current income taxes	(2)	8	5	13
Funds from operations	42	(11)	65	(20)
Equity accounted investments	375		375		346
Additions to non-current assets1	67	12	77	31
Corporate Activities
Disclosure of operating segments [line items]
Revenue	94	101	180	208
FFO from equity accounted investments	8	(5)	23	(24)
Current income taxes	(10)	17	24	39
Funds from operations	(61)	(59)	(94)	(133)
Equity accounted investments	1,631		1,631		830
Additions to non-current assets1	797	8	860	87
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,267	828	2,835	1,698
Interest expense	11	0	18	0
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,134	688	2,539	1,433
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	8	8	16	15
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	3	1	4	2
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	128	144	283	265
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(6)	(13)	(7)	(17)
Operating segments
Disclosure of operating segments [line items]
Revenue	19,553	13,657	37,531	31,113
Interest expense	(1,831)	(1,715)	(3,661)	(3,567)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	1,225	743	2,707	1,549
Interest expense	0	0	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	2,234	1,856	4,336	4,478
Interest expense	(757)	755	1,524	1,597
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	1,279	1,035	2,368	2,065
Interest expense	(223)	220	436	448
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	2,856	2,097	5,620	4,371
Interest expense	(372)	261	734	552
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	11,262	7,391	21,129	17,604
Interest expense	(362)	379	725	774
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	609	447	1,198	855
Interest expense	(17)	4	34	12
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	88	88	173	191
Interest expense	(100)	96	208	184
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	33,369	27,925	33,369	27,925	31,693
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	4,908		4,908		4,947
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	20,108		20,108		19,331
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	4,580		4,580		5,154
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,323		2,323		2,552
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	3,703		3,703		3,965
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,452		2,452		2,730
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	(4,705)		(4,705)		$ (6,986)
Oaktree [Member] | Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	$ 376	$ 290	$ 1,300	$ 597